Note 5 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingency Accrual	$ 0
Operating Leases, Rent Expense, Net	2,100,000	$ 2,100,000	$ 2,000,000
Purchase Obligation, Due in Next Twelve Months	$ 5,100,000